FINANCIAL EXPENSES AND FINANCIAL INCOME - Schedule of Financial Expenses, Net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net financial (expenses)/income [Abstract]
Foreign exchange gains	€ 129,070	€ 92,051	€ 91,019
Interest income	20,416	31,486	25,813
Other financial income	18,659	23,563	15,487
Financial income	168,145	147,100	132,319
Foreign exchange losses	167,230	99,087	111,216
Interest expenses	41,168	40,054	29,258
Other financial expenses	5,828	6,754	6,860
Financial expenses	214,226	145,895	147,334
Financial expenses/(income), net	€ 46,081	€ (1,205)	€ 15,015